Employee compensation and benefits - Movement on HSBC share awards (Details) - Restricted share awards shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding period start (in shares)	20,454	21,828
Additions during the year (in shares)	10,998	11,651
Released in the year (in shares)	(11,864)	(12,279)
Forfeited in the year (in shares)	(383)	(746)
Share awards outstanding period end (in shares)	19,205	20,454
Weighted average fair value of awards granted (in GBP per share) | £ / shares	£ 4.74	£ 4.96